UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21236

Dreyfus Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30
Date of reporting period:	06/30/17

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus International Equity Fund

Dreyfus Small Cap Equity Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Equity Fund
June 30, 2017 (Unaudited)

Common Stocks - 98.7%	Shares	Value ($)
Australia - 5.1%
Australia & New Zealand Banking Group	285,053	6,292,300
BHP Billiton	257,200	4,602,071
Macquarie Group	151,478	10,303,675
Woodside Petroleum	261,179	5,996,154
Woolworths	287,795	5,649,415
		32,843,615
Belgium - .4%
bpost	109,751	2,649,322
Brazil - 1.1%
APERAM	147,969	6,878,427
Denmark - 1.1%
Chr. Hansen Holding	98,410	7,157,393
Finland - .8%
UPM-Kymmene	180,886	5,156,720
France - 11.4%
Arkema	60,245	6,428,821
Atos	46,939	6,588,852
BNP Paribas	186,769	13,451,873
Carrefour	253,616	6,416,148
Cie de Saint-Gobain	86,272	4,609,503
Cie Generale des Etablissements Michelin	44,002	5,849,913
Orange	698,866	11,087,156
Renault	75,488	6,832,839
Thales	27,374	2,946,440
Vinci	97,342	8,308,436
		72,519,981
Germany - 8.2%
Allianz	57,647	11,351,101
Continental	22,149	4,779,968
Deutsche Post	79,609	2,984,178
E.ON	1,111,729	10,473,012
Evonik Industries	168,957	5,400,395
Fresenius & Co.	141,624	12,141,418
Infineon Technologies	235,819	4,978,772
		52,108,844

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.7% (continued)	Shares		Value ($)
Hong Kong - 2.9%
AIA Group	1,617,000		11,815,618
Sun Hung Kai Properties	443,000		6,508,156
			18,323,774
Italy - 5.2%
Enel	1,409,895		7,558,818
Fiat Chrysler Automobiles	429,395	[a]	4,526,710
Leonardo	517,894		8,606,526
Moncler	147,553		3,454,824
Prysmian	111,298		3,273,321
Telecom Italia	6,346,883	[a]	5,857,278
			33,277,477
Japan - 24.8%
Aisin Seiki	171,700		8,777,728
Alps Electric	286,300		8,247,273
Astellas Pharma	533,100		6,514,745
Chubu Electric Power	365,700		4,852,698
Daiwa Securities Group	578,000		3,421,493
Japan Airlines	153,500		4,741,134
JTEKT	189,100		2,760,633
Kandenko	261,000		2,742,850
KDDI	287,800		7,612,403
MINEBEA MITSUMI	243,800		3,912,505
Mitsubishi Electric	457,500		6,571,160
Nintendo	34,600		11,591,269
Panasonic	636,300		8,621,660
Park24	90,700		2,303,082
Seiko Epson	551,500		12,253,376
Seven & i Holdings	219,000		9,011,176
Shionogi & Co.	92,600		5,152,998
Showa Shell Sekiyu	577,800		5,352,902
Sony	313,800		11,957,740
Sumitomo Mitsui Financial Group	363,500		14,152,180
Suzuki Motor	199,300		9,444,490
Tosoh	308,000		3,151,883
Zeon	497,000		5,289,255
			158,436,633
Netherlands - 5.0%
ABN AMRO Group	457,567	[b]	12,129,806
Heineken	95,372		9,273,155

Common Stocks - 98.7% (continued)	Shares		Value ($)
Netherlands - 5.0% (continued)
NN Group	302,901		10,766,246
			32,169,207
Norway - .9%
Telenor	331,879		5,505,644
Portugal - 1.3%
Galp Energia	528,502		8,001,112
Singapore - .6%
Ascendas Real Estate Investment Trust	2,164,700		4,103,771
Spain - 4.1%
ACS Actividades de Construccion y Servicios	199,882		7,722,101
Banco Santander	2,181,673		14,432,522
Gamesa Corporacion Tecnologica	191,867		4,096,847
			26,251,470
Sweden - .5%
Volvo, Cl. B	186,246		3,174,585
Switzerland - 9.5%
ABB	236,080		5,829,987
Adecco Group	104,694		7,959,321
Julius Baer Group	179,870	[a]	9,463,387
Lonza Group	33,617	[a]	7,267,498
Novartis	171,322		14,257,478
Roche Holding	56,147		14,298,777
Swiss Life Holding	3,825	[a]	1,290,823
			60,367,271
United Kingdom - 14.9%
Anglo American	253,548	[a]	3,381,609
Diageo	411,606		12,161,403
Imperial Brands	242,227		10,879,677
Prudential	451,361		10,352,532
Royal Dutch Shell, Cl. B	305,000		8,193,265
Shire	158,268		8,736,093
Smiths Group	161,751		3,364,458
Standard Chartered	1,057,584	[a]	10,705,596
Unilever	210,179		11,374,271
Wolseley	66,769		4,098,600
WPP	573,579		12,057,575
			95,305,079
United States - .9%
iShares MSCI EAFE ETF	93,241		6,079,313
Total Common Stocks (cost $576,573,868)			630,309,638

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Number of
Rights - .0%	Rights	Value ($)
Spain - .0%
ACS Actividades de Construccion y Servicios
(cost $133,879)	199,882 [a]	159,807
Other Investment - 1.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $7,335,715)	7,335,715 [c]	7,335,715
Total Investments (cost $584,043,462)	99.9%	637,805,160
Cash and Receivables (Net)	.1%	595,913
Net Assets	100.0%	638,401,073

ETF—Exchange-Traded Fund

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities were valued at $12,129,806 or 1.9% of net assets.

[c]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Financials	21	.
Industrials	14	.
Consumer Discretionary	12	.
Health Care	10	.
Consumer Staples	10	.
Materials	7	.
Information Technology	6	.
Telecommunication Services	4	.
Energy	4	.
Utilities	3	.
Real Estate	1	.
Money Market Investment	1	.
Exchange-Traded Funds	.
	99	.

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus International Equity Fund
June 30, 2017 (Unaudited)

The following is a summary of the inputs used as of June 30, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign Common
Stocks†	624,230,325	-	-	624,230,325
Exchange-Traded Funds	6,079,313	-	-	6,079,313
Registered Investment
Company	7,335,715	-	-	7,335,715
Rights†	159,807	-	-	159,807

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At June 30, 2017, accumulated net unrealized appreciation on investments was $53,761,698, consisting of $66,592,318 gross unrealized appreciation and $12,830,620 gross unrealized depreciation.

At June 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Small Cap Equity Fund
June 30, 2017 (Unaudited)

Common Stocks - 99.6%	Shares		Value ($)
Banks - 12.1%
Cullen/Frost Bankers	11,006		1,033,573
FCB Financial Holdings, Cl. A	8,119	[a]	387,682
First Hawaiian	7,923		242,602
Hancock Holding	17,607		862,743
SVB Financial Group	4,357	[a]	765,917
Umpqua Holdings	39,285		721,273
Webster Financial	20,681		1,079,962
Zions Bancorporation	15,126		664,183
			5,757,935
Capital Goods - 6.7%
AGCO	7,401		498,753
Granite Construction	11,427		551,239
Snap-on	5,062		799,796
Trinity Industries	13,381		375,069
Valmont Industries	3,851		576,110
WABCO Holdings	2,927	[a]	373,222
			3,174,189
Commercial & Professional Services - 2.6%
Clean Harbors	13,090	[a]	730,815
Korn/Ferry International	14,943		515,982
			1,246,797
Consumer Durables & Apparel - .8%
Deckers Outdoor	5,815	[a]	396,932
Consumer Services - 5.6%
Cheesecake Factory	14,645		736,644
Grand Canyon Education	10,208	[a]	800,409
Service Corporation International	33,191		1,110,239
			2,647,292
Diversified Financials - 1.7%
E*TRADE Financial	21,628	[a]	822,513
Energy - 6.1%
Dril-Quip	8,701	[a]	424,609
Oceaneering International	12,644		288,789
Oil States International	17,205	[a]	467,116
PDC Energy	10,272	[a]	442,826

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.6% (continued)	Shares		Value ($)
Energy - 6.1% (continued)
RPC	42,310		855,085
RSP Permian	13,105	[a]	422,898
			2,901,323
Exchange-Traded Funds - 1.5%
iShares Russell 2000 Value ETF	6,072		721,779
Food & Staples Retailing - 3.7%
Casey's General Stores	5,883		630,128
Sprouts Farmers Market	19,503	[a]	442,133
United Natural Foods	19,326	[a]	709,264
			1,781,525
Food, Beverage & Tobacco - 1.8%
Boston Beer, Cl. A	3,563	[a]	470,850
Hain Celestial Group	9,762	[a]	378,961
			849,811
Health Care Equipment & Services - 8.1%
Amedisys	5,692	[a]	357,515
AMN Healthcare Services	16,757	[a]	654,361
Globus Medical, Cl. A	26,854	[a]	890,210
MEDNAX	9,918	[a]	598,750
Premier, Cl. A	23,080	[a]	830,880
Tivity Health	12,834	[a]	511,435
			3,843,151
Insurance - 1.6%
Hanover Insurance Group	8,685		769,752
Materials - 4.1%
Compass Minerals International	8,198		535,329
Louisiana-Pacific	20,011	[a]	482,465
Royal Gold	6,849		535,386
Steel Dynamics	11,047		395,593
			1,948,773
Media - 1.5%
E.W. Scripps, Cl. A	21,030	[a]	374,544
Sinclair Broadcast Group, Cl. A	10,404		342,292
			716,836
Pharmaceuticals, Biotechnology & Life Sciences - 2.4%
Cambrex	12,649	[a]	755,778
Supernus Pharmaceuticals	9,354	[a]	403,157
			1,158,935
Real Estate - 13.5%
CyrusOne	12,355	[b]	688,791

Common Stocks - 99.6% (continued)	Shares		Value ($)
Real Estate - 13.5% (continued)
Empire State Realty Trust, Cl. A	33,821	[b]	702,462
Equity Commonwealth	26,412	[a,b]	834,619
Healthcare Trust of America, Cl. A	15,595	[b]	485,160
Jones Lang LaSalle	5,187		648,375
Outfront Media	17,477	[b]	404,068
Parkway	19,257	[b]	440,793
Pebblebrook Hotel Trust	25,635	[b]	826,472
STORE Capital	26,689	[b]	599,168
Tanger Factory Outlet Centers	17,920	[b]	465,562
Washington Prime Group	42,185	[b]	353,088
			6,448,558
Retailing - 3.1%
Dick's Sporting Goods	10,054		400,451
Dillard's, Cl. A	4,955		285,854
Shutterfly	6,953	[a]	330,268
Urban Outfitters	9,735	[a]	180,487
Williams-Sonoma	5,226		253,461
			1,450,521
Software & Services - 9.6%
Acxiom	16,482	[a]	428,202
Akamai Technologies	7,356	[a]	366,402
Amdocs	9,221		594,386
CoreLogic	16,971	[a]	736,202
DST Systems	7,987		492,798
Shutterstock	8,220	[a]	362,338
Teradata	15,149	[a]	446,744
Verint Systems	9,009	[a]	366,666
WebMD Health	13,363	[a]	783,740
			4,577,478
Technology Hardware & Equipment - 5.5%
Ciena	19,818	[a]	495,846
Dolby Laboratories, Cl. A	10,128		495,867
Flex	35,412	[a]	577,570
IPG Photonics	4,216	[a]	611,742
NetScout Systems	13,344	[a]	459,034
			2,640,059
Transportation - 2.9%
Kirby	11,284	[a]	754,335
Ryder System	8,384		603,480
			1,357,815

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.6% (continued)	Shares	Value ($)
Utilities - 4.7%
Alliant Energy	8,555	343,654
Atmos Energy	8,341	691,886
Hawaiian Electric Industries	15,491	501,599
NiSource	27,459	696,360
		2,233,499
Total Common Stocks (cost $39,531,223)		47,445,473
Other Investment - .8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $396,607)	396,607 [c]	396,607
Total Investments (cost $39,927,830)	100.4%	47,842,080
Liabilities, Less Cash and Receivables	(.4%)	(173,671)
Net Assets	100.0%	47,668,409

ETF—Exchange-Traded Fund

[a]	Non-income producing security.
[b]	Investment in real estate investment trust.
[c]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Real Estate	13.5
Banks	12.1
Software & Services	9.6
Health Care Equipment & Services	8.1
Capital Goods	6.7
Energy	6.1
Consumer Services	5.6
Technology Hardware & Equipment	5.5
Utilities	4.7
Materials	4.1
Food & Staples Retailing	3.7
Retailing	3.1
Transportation	2.9
Commercial & Professional Services	2.6
Pharmaceuticals, Biotechnology & Life Sciences	2.4
Food, Beverage & Tobacco	1.8
Diversified Financials	1.7
Insurance	1.6
Exchange-Traded Funds	1.5
Media	1.5
Consumer Durables & Apparel	.8
Money Market Investment	.8
100.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Small Cap Equity Fund
June 30, 2017 (Unaudited)

The following is a summary of the inputs used as of June 30, 2017 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common
Stocks†	46,146,124	-	-	46,146,124
Equity Securities - Foreign Common
Stocks†	577,570	-	-	577,570

Exchange-Traded Funds	721,779	-	-	721,779
Registered Investment Company	396,607	-	-	396,607

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At June 30, 2017, accumulated net unrealized appreciation on investments was $7,914,250, consisting of $9,792,722 gross unrealized appreciation and $1,878,472 gross unrealized depreciation.

At June 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 16, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 16, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)